LEASE INTANGIBLES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
LEASE INTANGIBLES

5. LEASE INTANGIBLES

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	June 30, 2026			December 31, 2025
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$932,175	$(931,716)	$459	$2,377,414	$(2,375,580)	$1,834
Leasing costs	468,427	(467,859)	568	1,090,384	(1,088,114)	2,270
	$1,400,602	$(1,399,575)	$1,027	$3,467,798	$(3,463,694)	$4,104

At June 30, 2026 and December 31, 2025, there were gross lease intangible assets and accumulated amortization related to the lease intangible assets included in real estate assets held for sale as of June 30, 2026. The following table below summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset related to Shea Center II.

	June 30, 2026			December 31, 2025
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$1,445,239	$(1,445,239)	$—	$—	$—	$—
Leasing costs	621,957	(621,957)	—	—	—	—
	$2,067,196	$(2,067,196)	$—	$—	$—	$—

The net value of acquired intangible liabilities was approximately $829 and $3,316 relating to below-market leases at June 30, 2026 and December 31, 2025, respectively.

Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Years ending December 31:
2026	$1,027
2027	—
Total	$1,027

5. LEASE INTANGIBLES

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	December 31, 2025			December 31, 2024
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$2,377,414	$(2,375,580)	$1,834	$2,515,264	$(2,504,799)	$10,465
Leasing costs	1,090,384	(1,088,114)	2,270	1,261,390	(1,252,078)	9,312
Above-market leases	—	—	—	—	—	—
	$3,467,798	$(3,463,694)	$4,104	$3,776,654	$(3,756,877)	$19,777

At December 31, 2025 and 2024, there were no net lease intangible assets and accumulated amortization related to the lease intangible assets included in real estate assets held for sale.

The net value of acquired intangible liabilities was approximately $3,316 and $8,625 relating to below-market leases at December 31, 2025 and December 31, 2024, respectively. Amortization of below-market rent totaled approximately $4,753 and $4,641 for the years ended December 31, 2025 and 2024.

Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

2026	$4,104
2027	—
Thereafter	—
Total	$4,104